Investments in Finance Leases	12 Months Ended
Dec. 31, 2014
Investments in Finance Leases
4. Investments in Finance Leases

At December 31, 2014, net investment in finance leases consisted of the following:

December 31, 2014
Minimum rents receivable	$1,389,721
Estimated unguaranteed residual value	360,000
Unearned income	(256,943)
$1,492,778

Medical Equipment

On March 28, 2014, Echo II purchased three finance leases for medical equipment located in the United States of America. One of the leases had a remaining term of 37 months and monthly payments of $4,846. The second lease also had a remaining term of 37 months and monthly payments of $32,416 for the first 13 payments and $22,606 for the last 24 payments. The third lease had a remaining term of 32 months and monthly payments of $14,456. At December 31, 2014, there were no significant changes to any of these leases.

Wind Turbine

On March 28, 2014, the Partnership entered into a new finance lease transaction for a wind turbine located in Northern Ireland for £409,377 ($683,455 applying exchange rates at March 28, 2014). The finance lease requires 25 quarterly payments of £23,150 ($38,647 applying exchange rates at March 28, 2014). On July 31, 2014, the Partnership sold this lease to Summit Asset Management Limited for total cash proceeds of £438,366 ($742,110 applying exchange rates at July 31, 2014). The net book value of the lease at the time of sale was $685,688 and the Partnership recognized a gain of $56,422.

Medical Equipment

On March 31, 2014, the Partnership entered into a new finance lease transaction for medical equipment located in the United States of America for $247,920. The finance lease requires 48 monthly payments of $7,415. At December 31, 2014, there were no significant changes to any of these leases.

SQN AIF IV, GP LLC [Member]
Investments in Finance Leases

4. Investments in Finance Leases

At December 31, 2014, net investment in finance leases consisted of the following:

December 31, 2014
Minimum rents receivable	$1,389,721
Estimated unguaranteed residual value	360,000
Unearned income	(256,943)

$1,492,778

Medical Equipment

On March 28, 2014, Echo II purchased three finance leases for medical equipment located in the United States of America. One of the leases had a remaining term of 37 months and monthly payments of $4,846. The second lease also had a remaining term of 37 months and monthly payments of $32,416 for the first 13 payments and $22,606 for the last 24 payments. The third lease had a remaining term of 32 months and monthly payments of $14,456. At December 31, 2014, there were no significant changes to any of these leases.

Wind Turbine

On March 28, 2014, the Fund entered into a new finance lease transaction for a wind turbine located in Northern Ireland for £409,377 ($683,455 applying exchange rates at March 28, 2014). The finance lease requires 25 quarterly payments of £23,150 ($38,647 applying exchange rates at March 28, 2014). On July 31, 2014, the Fund sold this lease to Summit Asset Management Limited for total cash proceeds of £438,366 ($742,110 applying exchange rates at July 31, 2014). The net book value of the lease at the time of sale was $685,688 and the Fund recognized a gain of $56,422.

Medical Equipment

On March 31, 2014, the Fund entered into a new finance lease transaction for medical equipment located in the United States of America for $247,920. The finance lease requires 48 monthly payments of $7,415. At December 31, 2014, there were no significant changes to any of these leases.